Share-based payment obligation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payment obligation
Schedule of total charge to the profit or loss

	2022	2021	2020
	$’000	$’000	$’000
Expense under equity settled classification from date of amendment	13,265	11,780	8,342
	13,265	11,780	8,342

Schedule of movements in the number of share options outstanding
Schedule of weightedaverage remaining contractual life

	2022		2021
	Weighted	Number of	Weighted	Number of
	average	options in force	average	options in force
Year of	remaining	at year end	remaining	at year end
grant	contractual life*		contractual life

2014	0.33	519,763	0.83	1,039,526
2015	0.33	2,538,812	0.83	5,077,624
2017	0.33	842,658	0.83	1,685,317
2018	0.33	17,869	0.83	35,737
2020	0.33	25,605	0.83	51,211
2021	0.33	26,553	0.83	53,123
2022	1.72	2,617,876	—	—
		6,589,136		7,942,538

* The current year contractual remaining life has been determined using vesting dates as all options are expected to be exercised on vesting date.